UNITED STATES
		 SECURITIES AND EXCHANGE COMMISSION
        	        WASHINGTON D.C. 20549
	        	      FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [ ]; Amendment Number:
	This Amendment (Check only one.): [ ] is a restatement.
	                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this report:
Name:		 Mountain Lake Investment Management LLC
Address:	 100 Shoreline Highway, Suite B-390
		 Mill Valley, CA 94941
13F File Number: 028-11139

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:	 Eugene Cheuk
Title:  Chief Financial Officer
Phone: (415)322-6203
Signature,       		Place,         	and Date of Signing
Eugene Cheuk  			California	August 14, 2012

Report Type (Check only one.):
[X]	13F HOLDINGS REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	31
Form 13F Information Table Value Total:	156,704,000

List of Other Included Managers:
NONE
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
Name Of Issuer                 Title of Class  Cusip    Market Value Shr/Prn 	SH PRN	PUT/ Invest Other Sole   Shared Other
							(x1000)	     Amount		CALL	    Mgrs

ALLEGHANY CORP (DEL)                 COM        017175100 7,493      22,055         SH           SOLE     22,055
AMERICAN INTL GROUP INC              COM NEW    026874784 2,053      63,984         SH           SOLE     63,984
APACHE CORP                          COM        037411105 1,896      21,578         SH           SOLE     21,578
AVIS BUDGET GROUP                    COM        053774105 5,704      375,275        SH           SOLE    375,275
AVNET INC                            COM        053807103 2,171      70,363         SH           SOLE     70,363
BMC SOFTWARE INC                     COM        055921100 3,604      84,439         SH           SOLE     84,439
BERKSHIRE HATHAWAY INC DEL           CL A       084670108 10,370     83             SH           SOLE         83
CENTRAL FD CDA LTD                   CL A       153501101 743        37,528         SH           SOLE     37,528
CHESAPEAKE ENERGY CORP               CALL       165167107 64         94             SH CALL      SOLE         94
DEVON ENERGY CORP NEW                COM        25179M103 6,529      112,582        SH           SOLE    112,582
HILLENBRAND INC                      COM        431571108 7,201      391,792        SH           SOLE    391,792
ISHARES GOLD TRUST                   ISHARES    464285105 3,890      250,000        SH           SOLE    250,000
LABORATORY CORP AMER HLDGS           COM NEW    50540R409 9,496      102,533        SH           SOLE    102,533
LEXMARK INTL NEW                     CL A       529771107 4,164      156,667        SH           SOLE    156,667
LOCKHEED MARTIN CORP                 COM        539830109 12,254     140,725        SH           SOLE    140,725
M/I HOMES INC                        COM        55305B101 1,494      86,233         SH           SOLE     86,233
MARKET VECTORS ETF TR           GOLD MINER ETF  57060U100 2,313      51,668         SH           SOLE     51,668
MARKET VECTORS ETF TR                CALL       57060U100 1          10             SH CALL      SOLE         10
MARKET VECTORS ETF TR                CALL       57060U100 7          200            SH CALL      SOLE        200
MICROSOFT CORPORATION                COM        594918104 6,744      220,449        SH           SOLE    220,449
N V R INC                            COM        62944T105 6,618      7,786          SH           SOLE      7,786
RYANAIR HLDGS PLC               SPONSORED ADR   783513104 3,131      103,000        SH           SOLE    103,000
SPDR GOLD TRUST                    GOLD SHS     78463V107 5,509      35,500         SH           SOLE     35,500
SPROTT PHYSICAL GOLD TRUST           UNIT       85207H104 4,733      343,224        SH           SOLE    343,224
TRAVELERS COMPANIES INC              COM        89417E109 11,724     183,641        SH           SOLE    183,641
U.S. BANCORP DEL                     COM NEW    902973304 12,237     380,500        SH           SOLE    380,500
WELLPOINT INC                        COM        94973V107 14,549     228,074        SH           SOLE    228,074
WESTERN DIGITAL CORP                 COM        958102105 4,818      158,087        SH           SOLE    158,087
YAMANA GOLD INC                      COM        98462Y100 231        15,000         SH           SOLE     15,000
ENSCO PLC                        SHS CLASS A    G3157S106 614        13,078         SH           SOLE     13,078
INGERSOLL-RAND PLC                   SHS        G47791101 4,349      103,106        SH           SOLE    103,106